Summary of Significant Accounting Policies (Details 8) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Beginning of the year	$ 0	$ 0	$ 5,738
Change in fair value	0	0	5,872
Conversion to shares	0	0	(11,610)
End of year	$ 0	$ 0	$ 0